COMMITMENTS AND CONTINGENCY (Details Textual)	12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
Commitment and Contingencies [Line Items]
Operating Leases, Rent Expense	¥ 1,664,128	$ 245,540	¥ 1,323,170	¥ 1,325,780
Severance Costs	¥ 1,700,000	$ 250,000